Summary of significant accounting policies- VIEs (Details) $ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($) ¥ / $	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2016 CNY (¥) ¥ / $
Convenience translation
Convenience exchange rate (RMB to USD) | ¥ / $	6.4480				6.4480
Total assets	$ 56,521		¥ 255,434,000,000		¥ 364,450,000,000
Total liabilities	17,767		97,363,000,000		114,561,000,000
Revenue	15,686	¥ 101,143,000,000	76,204,000,000	¥ 52,504,000,000
Net (loss) income	11,056	71,289,000,000	24,320,000,000	23,403,000,000
Net cash (used in) provided by operating activities	8,815	56,836,000,000	41,217,000,000	26,379,000,000
Net cash used in investing activities	(6,643)	(42,831,000,000)	(53,454,000,000)	(32,997,000,000)
Net cash provided by financing activities	$ (2,457)	(15,846,000,000)	87,497,000,000	9,364,000,000
Assets, except for registered capital and PRC statutory reserves of VIEs, that can only be used to settle obligations of the respective VIEs					0
Consolidated VIEs
Convenience translation
Cash and cash equivalents and short-term investments			2,272,000,000		3,978,000,000
Amounts due from Ant Financial Services			2,741,000,000		247,000,000
Investment in equity investees and securities			4,018,000,000		11,605,000,000
Property and equipment and intangible assets			1,353,000,000		1,218,000,000
Others			3,427,000,000		2,698,000,000
Total assets			13,811,000,000		19,746,000,000
Amounts due to WFOEs and other non-VIEs group companies			7,741,000,000		12,372,000,000
Others			3,679,000,000		4,649,000,000
Total liabilities			11,420,000,000		¥ 17,021,000,000
Revenue		8,558,000,000	10,457,000,000	6,170,000,000
Net (loss) income		35,000,000	659,000,000	(587,000,000)
Net cash (used in) provided by operating activities		1,224,000,000	(7,343,000,000)	(2,642,000,000)
Net cash used in investing activities		(7,160,000,000)	(5,502,000,000)	(1,337,000,000)
Net cash provided by financing activities		¥ 6,494,000,000	¥ 13,018,000,000	¥ 4,157,000,000